Inventories - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes Of Inventories [Abstract]
Inventories recognized as expense	$ 384,995	$ 356,263	$ 364,662
Amount expensed (credited) to cost of sales	$ 532	$ (3,306)	$ 1,481